Leases - Schedule of Lease Obligations (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Schedule of Lease Obligations [Line Items]
Current Lease	€ 12,203	€ 32,367
Non-current Lease	10,059	3,958
Total Lease	€ 22,261	€ 36,325	€ 95,059
Top of Range [Member]
Schedule of Lease Obligations [Line Items]
Current, Discount Rate	3.00%
Current, Maturity	2025
Non-current, Discount Rate	3.00%
Non-current, Maturity	2026
Botton of Range [Member]
Schedule of Lease Obligations [Line Items]
Current, Discount Rate	4.50%
Current, Maturity	2028
Non-current, Discount Rate	4.50%
Non-current, Maturity	2028